Subsequent events	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
Note 25. Subsequent events

Accounting policy
The statements of consolidated financial position and statements of consolidated operations are adjusted for post-closing events until the date of authorization for issuance of the financial statements as long as they have a significant impact on the amounts presented at the closing date of the statement of financial position. If they do not, they are disclosed in the Note 25 - Subsequent Event. Adjustments and disclosures are made up to the date on which the consolidated financial statements are approved and authorized for issuance by the Supervisory Board.

Detail of subsequent events
None.